N-4	Jul. 29, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
Entity Central Index Key	0000914245
Entity Investment Company Type	N-4
Document Period End Date	Jul. 29, 2026
Amendment Flag	false
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

On or about July 29, 2026, a Fund available under your Contract will change its name as follows:

CURRENT FUND NAME	NEW FUND NAME
Vanguard Variable Insurance Funds - Mid-Cap Index Portfolio	Vanguard Variable Insurance Funds - Morningstar Mid-Cap Index Portfolio

After July 29, 2026, all references to the Fund in your Prospectuses are hereby replaced with the new fund name.

Protective® Investors Benefit Advisory Variable Annuity [Member]
Variable Option [Line Items]
Prospectuses Available [Text Block]	On or about July 29, 2026, a Fund available under your Contract will change its name as follows:
Portfolio Companies [Table Text Block]
CURRENT FUND NAME	NEW FUND NAME
Vanguard Variable Insurance Funds - Mid-Cap Index Portfolio	Vanguard Variable Insurance Funds - Morningstar Mid-Cap Index Portfolio

Protective® Investors Benefit Advisory Variable Annuity [Member] | Vanguard Variable Insurance Funds - Morningstar Mid-Cap Index Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Funds - Morningstar Mid-Cap Index Portfolio